Pro Forma Consolidated Statement of Operations	6 Months Ended
Jun. 30, 2011
Pro Forma Consolidated Statement of Operations

Note 6 — Pro Forma Consolidated Statement of Operations

The following unaudited pro forma Consolidated Balance Sheet as of June 30, 2011 and pro forma Consolidated Statements of Operations for the six months ended June 30, 2011 are presented as if the Company had acquired ARC Income Properties, LLC and ARC Income Properties III, LLC as of January 1, 2011. These financial statements should be read in conjunction with the Company’s historical financial statements and notes thereto. The pro forma Consolidated Balance Sheet and pro forma Consolidated Statement of Operations are unaudited and are not necessarily indicative of what the actual results of operations would have been had the Company acquired these entities as of January 1, 2011, nor does it purport to present the future results of operations of the Company (amounts in thousands):

	ARC Income Properties, LLC(1)	ARC Income Properties III, LLC(2)	American Realty Capital Properties, Inc.(3)	Pro Forma Adjustments (Minimum)(4)		Pro Forma (Minimum)(4)	Pro Forma Adjustments (Maximum)(5)		Pro Forma (Maximum)(5)
Assets
Real estate investments, at cost:
Land	$14,435	$2,911	$—	$—		$17,346	$—		$17,346
Buildings, fixtures and improvements	81,799	15,463	—	—		97,262	—		97,262
Acquired intangible lease assets	2,581	5,024	—	—		7,605	—		7,605
Total real estate investments, at cost	98,815	23,398	—			122,213			122,213
Less: accumulated depreciation and amortization	(11,187)	(1,514)	—	—		(12,701)	—		(12,701)
Total real estate investments, net	87,628	21,884	—			109,512			109,512
Cash and cash equivalents	546	158	—	818	(6)	1,522	39,693	(6)	40,397
Prepaid expenses and other assets	492	643	166	—		1,301	—		1,301
Deferred costs, net	447	978	—	(240	)(7)	1,185	(240	)(7)	1,185
Deferred offering costs	—	—	1,784	(1,784	)(8)	—	(1,784	)(8)	—
Total assets	$89,113	$23,663	$1,950			$113,520			$152,395
Liabilities and Equity
Mortgage notes payable	$82,622	$13,850	$—	(27,622	)(9)	$68,850	(27,622	)(9)	$68,850
Long-term notes payable	19,408	11,218	—	(30,626	)(10)	—	(30,626	)(10)	—
Accounts payable and accrued expenses	453	166	1,966	(1,784	)(11)	801	(1,784	)(11)	801
Deferred rent and other liabilities	516	158	—	—		674	—		674
Total liabilities	102,999	25,392	1,966			70,325			70,325
Member’s deficiency	(13,886)	(1,729)	(16)	15,631	(12)	—	15,631	(12)	—
Preferred stock	—	—	—	—		—	—		—
Common stock	—	—	—	54	(13)	54	88	(13)	88
Additional paid in capital	—	—	—	39,266	(14)	39,266	78,107	(14)	78,107
Total American Realty Capital Properties, Inc. shareholder’s equity	(13,886)	(1,729)	(16)	—		39,320	—		78,195
Non-controlling interests	—	—	—	3,875	(15)	3,875	3,875	(15)	3,875
Total liabilities and equity	$89,113	$23,663	$1,950			$113,520			$152,395

(1)	Reflects the historical Balance Sheet of ARC Income Properties, LLC for the period indicated.
(2)	Reflects the historical Balance Sheet of ARC Income Properties III, LLC for the period indicated.
(3)	Reflects the historical Balance Sheet of American Realty Capital Properties, Inc. for the period indicated.
(4)	Adjustments and pro forma balances based on the offering of the minimum number of 5,400,000 shares of common stock offered.
(5)	Adjustments and pro forma balances based on the offering of the maximum number of 8,800,000 shares of common stock offered.
(6)	Represents net cash proceeds from the issuance of common stock and equity units after offering costs and acquisition costs from the predecessor companies as shown below:

	Minimum Offering Amount	Maximum Offering Amount
Gross offering proceeds	$67,500,000	$110,000,000
Uses:
Fees and expenses	1,783,901	2,008,901
Selling commissions and dealer manager fees	5,400,000	8,800,000
Repay existing indebtedness	58,248,195	58,248,195
Property transfer, debt origination and transfer expenses	1,250,000	1,250,000
Net cash proceeds	$817,904	$39,692,904
(7)	Represents write-off of $889,731 of deferred financing costs for long-term notes payable which are to be repaid upon the closing of the offering and the ARC Income Properties mortgage note payable which is expected to be refinanced with proceeds from an anticipated new $60,000,000 senior secured revolving acquisition facility, partially offset by estimated offering costs of $650,000 to be incurred in connection with obtaining the facility.
(8)	Represents the reclassification of accumulated deferred offering costs to additional paid in capital which will occur upon the closing of the offering.
(9)	Represents repayment of $82,622,049 mortgage notes payable and refinancing with a $55,000,000 draw on an anticipated new $60,000,000 senior secured revolving acquisition facility with a term of three years at a proposed annualized interest rate of The London Inter-Bank Offered Rate (“LIBOR”) plus 2.45%, or 2.65%. The actual interest rate will depend on the corporate leverage and the LIBOR rate at the time of the closing of the loan.
(10)	Represents repayment of long-term notes with proceeds from the offering.
(11)	Represents reclassification of accrued offering costs to cash to show cash balance after payment of offering costs
(12)	Represents elimination of members’ deficiency related to predecessor companies.
(13)	Represents the issuance of a minimum of 5,400,000 and maximum of 8,800,000 shares of common stock at a par value of $0.01 per share.
(14)	Represents net proceeds after offering costs and par value of common stock based on the minimum offering of 5,400,000 shares of common stock offered or the maximum offering of 8,800,000 shares of common stock offered at an offering price of $12.50 per share and elimination of other balance sheet items as shown below:

	Minimum Offering	Maximum Offering
Gross offering proceeds	$67,500,000	$110,000,000
Less: offering fees and expenses	(1,783,901)	(2,008,901)
Less: selling commissions and dealer manager fees	(5,400,000)	(8,800,000)
Less: property transfer, debt origination and transfer expenses	(1,250,000)	(1,250,000)
Less: common stock par value	(54,000)	(88,000)
Less: write-off of deferred financing costs on retired indebtedness	(240,731)	(240,731)
Less: net reclassification of historic member deficiency	(15,630,645)	(15,630,645)
Less: reclassification of non-controlling interests	(3,875,000)	(3,875,000)
Adjustment to additional paid in capital	$39,265,723	$78,106,723
(15)	Represents the value of 310,000 OP units issued to the owner of the predecessor companies.

	ARC Income Properties, LLC(1)	ARC Income Properties III, LLC(2)	American Realty Capital Properties, Inc.(3)	Pro Forma Adjustments (Minimum)(4)		Pro Forma (Minimum)(4)	Pro Forma Adjustments (Maximum)(5)		Pro Forma (Maximum)(5)
Revenues:
Rental income	$3,390	$1,128	$—	$—		$4,518	$—		$4,518
Total revenues	3,390	1,128	—			4,518			4,518
Operating expenses:
Management fee	—	—	—	306	(6)	306	306	(6)	306
General and administrative	77	40	16	—	(7)	133	—	(7)	133
Depreciation and amortization	2,261	454	—	—		2,715	—		2,715
Total operating expenses	2,338	494	16			3,154			3,154
Operating income	1,052	634	(16)			1,364			1,364
Other expense:
Interest expense	(4,197)	(1,048)	—	4,058	(8)	(1,187)	4,058	(8)	(1,187)
Interest income	—	—	—	—		—	—		—
Other income	—	—	—	—		—	—		—
Total other income (expense)	(4,197)	(1,048)	—			(1,187)			(1,187)
Net income (loss)	$(3,145)	$(414)	$(16)			177			177
Net income attributable to non-controlling interest holders						(10)			(6)
Net income attributable to American Realty Capital Properties, Inc.						$167			$171
Per share data:
Weighted average shares outstanding						5,400 (9)			8,800	(10)
Earnings per share basic and fully diluted						$0.03			$0.02

(1)	Reflects the historical Statement of Operations of ARC Income Properties, LLC for the period indicated.
(2)	Reflects the historical Statement of Operations of ARC Income Properties III, LLC for the period indicated.
(3)	Reflects the historical Statement of Operations of American Realty Capital Properties, Inc. for the period indicated.
(4)	Adjustments and pro forma balances based on the offering of the minimum number of shares of 5,400,000 shares of common stock offered.
(5)	Adjustments and pro forma balances based on the offering of the maximum number of shares of 8,800,000 shares of common stock offered.
(6)	Represents management fee of the maximum of 0.50% of unadjusted book value of assets that may be charged by affiliated Advisor. The determination of payment of fees to the Advisor will be made on a periodic basis based on available cash flow.
(7)	Excludes our estimated general and administrative costs primarily for legal fees, audit fees, board of directors fees, insurance, marketing and investor relations fees related to operation as a public company, which are expected to have an ongoing effect on the results of operations of the Company, to be approximately $545,000 per year, an increase of approximately $279,000 over the annualized historical expenses for the six months ended June 30, 2011.
(8)	Represents reversal of interest expense for long-term notes to be repaid at the closing of the offering and reversal of interest expense on $82,622,049 of mortgage debt which is expected to be refinanced by American Realty Capital Properties, Inc., reversal of related deferred financing costs, amortization, addition of estimated interest expense for $55,000,000 drawn on an anticipated new $60,000,000 senior secured revolving acquisition facility with an estimated annualized interest rate of LIBOR plus 2.45%, or 2.65%, and amortization of deferred financing costs for the anticipated new $60,000,000 facility. The actual interest rate will be based on total corporate leverage and the actual LIBOR rate at the time of the closing of the loan. This proposed annualized interest rate is based on the facts that it was provided to the Company by one of the lenders with which the Company has been discussing the loan as indicative of a market interest rate for this type of loan and an affiliate of the Company’s sponsor recently closed on a loan commitment with similar terms. The detail of these amounts are as follows:

Six Months Ended June 30, 2011
Reversal of interest expense for long-term notes	$1,444,714
Reversal of interest expense for $82,622,049 mortgage note	2,617,053
Reversal of deferred financing cost amortization on long-term notes and mortgage to be refinanced	789,623
Interest expense for anticipated $55,000,000 draw	(738,872)
Deferred financing amortization for new $60,000,000 credit facility	(54,167)
$4,058,351

Every  1/8 of 1% change in the annualized interest rate on the anticipated new $60,000,000 senior secured revolving acquisition facility will result in a change in annualized interest expense of approximately $68,750, assuming an outstanding balance of $55,000,000.

(9)	Excludes the effect of 310,000 of OP units issued to the owner of the predecessor companies exchangeable for 310,000 shares of common stock and 162,000 unvested restricted shares of Advisor’s Stock and 9,000 director unvested restricted shares of common stock to be issued at the closing of the offering as the effect of these shares would be anti-dilutive.
(10)	Excludes the effect of 310,000 of OP units issued to the owner of the predecessor companies exchangeable for 310,000 shares of common stock and 264,000 unvested restricted shares of Advisor’s Stock and 9,000 director unvested restricted shares of common stock to be issued at the closing of the offering as the effect of these shares would be anti-dilutive.